Total Rent Expense for All Operating Leases Except those with Terms of One Month or Less that were not Renewed (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Schedule of Rent Expense [Line Items]
Rent expense	¥ 76,429	¥ 74,636	¥ 69,782